Property and Equipment (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment consisted of the following:

	June 30, 2025	December 31, 2024
Office equipment	$13,559	$13,559
Accumulated depreciation	(4,801)	(3,445)
	$8,758	$10,114

Property and equipment consisted of the following:

	December 31, 2024	December 31, 2023
Office equipment	$13,559	$13,559
Accumulated depreciation	(3,445)	(734)
	$10,114	$12,825

During the year ended December 31, 2024 and 2023, the Company recorded depreciation of $2,711 and $734, respectively.